Supplement dated August 1, 2026 to the

currently effective Prospectus and Statement of Additional Information.

Shares of each Fund listed below are not currently offered or available for purchase on the secondary market.

Tradr 2X Long AAON Daily ETF
Tradr 2X Long AEHR Daily ETF
Tradr 2X Long ASPI Daily ETF
Tradr 2X Long FORM Daily ETF
Tradr 2X Long GFS Daily ETF
Tradr 2X Long HAWK Daily ETF
Tradr 2X Long IPGP Daily ETF
Tradr 2X Long IVES Daily ETF
Tradr 2X Long KEEL Daily ETF
Tradr 2X Long LWLG Daily ETF
Tradr 2X Long MRAM Daily ETF
Tradr 2X Long ONTO Daily ETF
Tradr 2X Long SITM Daily ETF
Tradr 2X Long UMC Daily ETF
Tradr 2X Long XMTR Daily ETF

Each a series of Investment Managers Series Trust II

Please retain this Supplement for future reference.